Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Infrastructure costs
Property and equipment	£ 709	£ 757
Depreciation and amortisation	832	751
Lease payments	20	26
Impairment of property, equipment and intangible assets	304	32
Total infrastructure costs	1,865	1,566
Administration and general expenses
Consultancy, legal and professional fees	262	270
Marketing and advertising	163	158
Other administration and general expenses	508	516
Total administration and general expenses	933	944
Total infrastructure, administration and general expenses	£ 2,798	£ 2,510